Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Comprehensive Income [Abstract]
Net income	$ 294,840	$ 212,716	$ 128,884
Other comprehensive income (loss):
Unrecognized gains (losses) on equity investments	403	(122)	54
Unrecognized gains (losses) on cash flow hedges	3,200	3,189	(10,307)
Reclassification adjustment realized in net income	(1,596)	(1,781)	2,244
Unrecognized actuarial gain/(loss)	(226)	(2,115)	(199)
Unrecognized gains (losses) on foreign currency translation	(881)	0	0
Total other comprehensive income	900	(829)	(8,208)
Total comprehensive income	295,740	211,887	120,676
Net and comprehensive income attributable to noncontrolling interests	(2,415)	(4,894)	357
Comprehensive income attributable to controlling interests	$ 293,325	$ 206,993	$ 121,033